Finance Lease Liabilities (Tables)	6 Months Ended
Dec. 31, 2021
Finance Lease Liabilities [Abstract]
Schedule of financing lease liabilities
	June 30, 2021	Increase/ (Decrease)	Payment	Exchange rate translation	December 31, 2021
Company vehicles	$425,375	$-	$(41,399)	$3,690	$387,666
Add: unrecognized finance expense	76,393	12,059	-	2,718	91,170
Total financing lease liabilities	$501,768	$12,059	$(41,399)	$6,408	$478,836

Schedule of financing lease liabilities for reporting purposes
	December 31, 2021	June 30, 2021
Long-term portion of finance lease liabilities	$417,474	$442,670
Current maturities of finance lease liabilities	61,362	59,098
Total	$478,836	$501,768

Schedule of maturity analysis of financial lease liabilities
Financial lease payments	Company vehicles
Discount rate at commencement	4.9%
One year	$83,459
Two years	83,459
Three years	83,459
Four years	83,459
Five years	83,459
Beyond five years	146,053
Total undiscounted cash flows	$563,348
Total financing lease liabilities	478,836
Difference between undiscounted cash flows and discounted cash flows	84,512

Financial lease payments	Company vehicles
Discount rate at commencement	4.9%
One year	$82,369
Two years	82,369
Three years	82,369
Four years	82,369
Five years	82,369
Beyond five years	185,330
Total undiscounted cash flows	$597,175
Total financing lease liabilities	501,768
Difference between undiscounted cash flows and discounted cash flows	95,407